SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Tax Operating Loss Carryforward - USA	$ 2,800,000	$ 1,569,000
Other
Valuation Allowance - USA	(2,800,000)	(1,569,000)
Deferred Tax Assets, Net